Taxation	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Taxation	Taxation
Tax on the profit or loss for the year comprises current and deferred income tax. Tax is recognized in the Consolidated Statements of Comprehensive Income/(Loss) except to the extent that it relates to items recognized directly in equity.
For the years ended December 31, 2022, 2021 and 2020, the Group filed a consolidated U.S. federal income tax return which included all subsidiaries in which the Company owned greater than 80 percent of the vote and value. For the years ended December 31, 2022, 2021 and 2020, the Group filed certain consolidated state income tax returns which included all subsidiaries in which the Company owned greater than 50 percent of the vote and value. The remaining subsidiaries file separate U.S. tax returns.
Amounts recognized in Consolidated Statements of Comprehensive Income/(Loss):

	2022 $000s	2021 $000s	2020 $000s
As of December 31
Income/(loss) for the year	(37,065)	(62,709)	4,568
Income tax expense/(benefit)	(55,719)	3,756	14,401
Income/(loss) before taxes	(92,783)	(58,953)	18,969
Recognized income tax expense/(benefit):

	2022 $000s	2021 $000s	2020 $000s
As of December 31
Federal	13,065	22,138	21,796
Foreign	—	—	—
State	1,336	109	—
Total current income tax expense/(benefit)	14,401	22,247	21,796
Federal	(48,240)	(15,416)	(7,349)
Foreign	—	—	—
State	(21,880)	(3,075)	(46)
Total deferred income tax expense/(benefit)	(70,120)	(18,491)	(7,395)
Total income tax expense/(benefit), recognized	(55,719)	3,756	14,401
The tax expense/(benefit) was $(55.7) million, $3.8 million and $14.4 million in 2022, 2021 and 2020 respectively. The increase in tax benefit for the year ended December 31, 2022 is primarily the result of the loss before taxes in entities in the U.S. Federal and Massachusetts consolidated return groups of the Company.
Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2022		2021		2020
As of December 31	$000s	%	$000s	%	$000s	%
US federal statutory rate	(19,486)	21.00	(12,380)	21.00	3,984	21.00
Effects of state tax rate in U.S.	(8,043)	8.67	(4,484)	7.61	1,844	9.72
R&D and orphan drug tax credits	(6,876)	7.41	(5,056)	8.58	(5,642)	(29.74)
Non deductible share based payment expenses	788	(0.85)	555	(0.94)	327	1.73
Finance income/(costs) – fair value accounting	(28,783)	31.02	(2,017)	3.42	919	4.84
Loss with respect to associate for which no deferred tax asset is recognized	1,413	(1.52)	11,542	(19.58)	—	—
Change in blended state rate impact due to state apportionment change	(8,856)	9.54	—	—	—	—
Transaction Costs	—	—	309	(0.52)	361	1.91
Interest Expense	69	(0.07)	217	(0.37)	(2,258)	(11.91)
Executive Compensation	300	(0.32)	746	(1.27)	827	4.36
Recognition of deferred tax assets and tax benefits not previously recognized	(184)	0.20	(414)	0.70	—	—
Current year losses for which no deferred tax asset is recognized	17,287	(18.63)	14,375	(24.38)	13,948	73.53
Sonde Deconsolidation	(3,572)	3.85	—	—	—	—
Other	224	(0.25)	363	(0.62)	91	0.48
	(55,719)	60.05	3,756	(6.37)	14,401	75.92
The Company is also subject to taxation in the UK but to date no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Deferred Tax Assets and Liabilities
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2022 $000s	2021 $000s
As of December 31
Operating tax losses	48,317	46,982
Tax credits	11,101	10,673
Share-based payments	8,423	7,265
Capitalized Research & Experimental Expenditures	36,084	—
Investment in Associates	13,036	11,542
Lease Liability	7,143	8,969
Other temporary differences	2,957	2,665
Deferred tax assets	127,061	88,096
Investments held at fair value	(47,877)	(96,804)
ROU asset	(3,519)	(4,667)
Fixed assets	(2,348)	(3,547)
Deferred tax liabilities	(53,744)	(105,018)
Deferred tax assets (liabilities), net	73,317	(16,922)
Deferred tax liabilities, net, recognized	(19,645)	(89,765)
Deferred tax assets (liabilities), net, not recognized	92,962	72,843
We have recognized deferred tax assets related to entities in the U.S. Federal and Massachusetts consolidated return groups due to future reversals of existing taxable temporary differences that will be sufficient to recover the net deferred tax assets. Our unrecognized deferred tax assets of $93.0 million are primarily related to tax credit, loss carryforwards and deductible temporary differences in subsidiaries outside the U.S. Federal and Massachusetts consolidated return groups. Such deferred tax assets have not been recognized because it is not probable that future taxable profits will be available to support their realizability. The unrecognized deferred tax assets, to a lesser extent, also relate to unrecognized deferred tax assets with respect to a portion of Section 174 capitalized research & experimental expenditures which became effective in 2022 under the Tax Cuts and Jobs Act and an investment in an associate since the Group does not believe it is probable that such tax benefits will be realized in the foreseeable future.
There was movement in deferred tax recognized, which impacted income tax expense by approximately $70.1 million benefit, primarily related to changes in the value of investments and Section 174 capitalized research & experimental expenditures. The Company sold a portion of its stock in Karuna and VOR during 2022 resulting in net taxable income and current tax expense of $14.4 million.
Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2022 $000s		2021 $000s
As of December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible Temporary Difference	132,145	33,544	59,925	16,224
Tax Losses	219,466	48,317	215,425	46,982
Tax Credits	11,101	11,101	9,636	9,636
Total	362,712	92,962	284,986	72,843
Tax Losses and tax credits carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized

As of December 31	2022 $000s		2021 $000s

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	23,930	5,387	19,735	4,343
More than 10 years	42,822	10,509	47,937	11,611
Available Indefinitely	152,714	32,421	147,753	31,028
Total	219,466	48,317	215,425	46,982
Tax credits expiring:
Within 10 years	43	43	4	4
More than 10 years	11,058	11,058	9,632	9,632
Available indefinitely	—	—	—	—
Total	11,101	11,101	9,636	9,636
The Group had U.S. federal net operating losses carry forwards (“NOLs”) of approximately $219.5 million, $215.4 million and $169.7 million as of December 31, 2022, 2021 and 2020, respectively, which are available to offset future taxable income. These NOLs expire through 2037 with the exception of $152.7 million which is not subject to expiration. The Group had U.S. Federal research and development tax credits of approximately $4.5 million, $3.9 million and $3.9 million as of December 31, 2022, 2021 and 2020, respectively, which are available to offset future taxes that expire at various dates through 2042. The Group also had Federal Orphan Drug credits of approximately $6.1 million and $5.7 million as of December 31, 2022, and 2021, which are available to offset future taxes that expire at various dates through 2042. A portion of these Federal NOLs and credits can only be used to offset the profits from the Company’s subsidiaries who file separate Federal tax returns. These NOLs and credits are subject to review and possible adjustment by the Internal Revenue Service.
The Group had state net operating losses carry forwards (“NOLs”) of approximately $71.7 million, $27.9 million and $67.4 million for the years ended December 31, 2022, 2021 and 2020, respectively, which are available to offset future taxable income. These NOLs expire at various dates beginning in 2030. The Group had Massachusetts research and development tax credits of approximately $0.6 million, $1.3 million and $2.1 million for the years ended December 31, 2022, 2021 and 2020, respectively, which are available to offset future taxes and expire at various dates through 2037. These NOLs and credits are subject to review and possible adjustment by the Massachusetts Department of Revenue.
Utilization of the NOLs and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company notes that a 382 analysis was performed through December 31, 2022. The results of this analysis concluded that certain net operating losses were subject to limitation under Section 382 of the Internal Revenue Code. None of the Company’s tax attributes which are subject to a restrictive Section 382 limitation have been recognized in the financial statements.
Tax Balances
The current tax related balances are presented in the Statement of Financial Position as follows:

As of December 31	2022 $000s	2021 $000s
Income tax receivable – current	10,040	4,514
Trade and Other Payables	(57)	(57)
Uncertain Tax Positions
The Company has no uncertain tax positions as of December 31, 2022. U.S. corporations are routinely subject to audit by federal and state tax authorities in the normal course of business.